LONG-TERM DEBT AND SHORT-TERM FINANCINGS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF LONG-TERM DEBT

The remaining composition of long-term debt, collateralized by certain commission revenues, is as follows:

	September 30, 2025	December 31, 2024

Oak Street Funding LLC (“Oak Street”) Term Loan for the acquisition of EBS and USBA, variable interest of prime rate plus 2.5%, maturing August 2028, net of deferred financing costs of $0 and $7,950 as of September 30, 2025 and December 31, 2024, respectively	$-	$305,996
Oak Street Funding LLC Senior Secured Amortizing Credit Facility for the acquisition of CCS, variable interest of prime rate plus 1.5%, maturing December 2028, net of deferred financing costs of $0 and $9,974 as of September 30, 2025, and December 31, 2024, respectively	-	507,307
Oak Street Funding LLC Term Loan for the acquisition of SWMT, variable interest of prime rate plus 2.0%, maturing April 2029, net of deferred financing costs of $0 and $6,260 as of September 30, 2025 and December 31, 2024, respectively	-	593,527
Oak Street Funding LLC Term Loan for the acquisition of FIS, variable interest of prime rate plus 2.0%, maturing May 2029, net of deferred financing costs of $0 and $25,209 as of September 30, 2025 and December 31, 2024, respectively	-	1,505,894
Oak Street Funding LLC Term Loan for the acquisition of ABC, variable interest of prime rate plus 2.0%, maturing September 2029, net of deferred financing costs of $0 and $29,169 as of September 30, 2025 and December 31, 2024, respectively	-	2,514,031
Oak Street Funding LLC Term Loan for the acquisition of Barra & Associates, LLC, variable interest of prime rate plus 2.5%, maturing May 2032, net of deferred financing costs of $139,267 and $155,337 as of September 30, 2025 and December 31, 2024, respectively	5,241,237	5,633,564
	5,241,237	11,060,319
Less: current portion	(595,483)	(1,591,919)
Long-term debt	$4,645,754	$9,468,400

The composition of the long-term debt follows:

	December 31, 2024	December 31, 2023

Oak Street Funding LLC Term Loan for the acquisition of EBS and USBA, variable interest of Prime Rate plus 2.5%, maturing August of 2028, net of deferred financing costs of $7,950 and $10,069 as of December 31, 2024 and 2023, respectively	$305,996	$369,602
Oak Street Funding LLC Senior Secured Amortizing Credit Facility for the acquisition of CCS, variable interest of Prime Rate plus 1.5%, maturing December 2028, net of deferred financing costs of $9,974 and $12,525 as of December 31, 2024 and 2023, respectively	507,307	604,830
Oak Street Funding LLC Term Loan for the acquisition of SWMT, variable interest of Prime Rate plus 2.0%, maturing April 2029 net of deferred financing costs of $6,260 and $7,733 as of December 31, 2024 and 2023, respectively	593,527	695,758
Oak Street Funding LLC Term Loan for the acquisition of FIS, variable interest of Prime Rate plus 2.0%, maturing May 2029, net of deferred financing costs of $25,209 and $31,026 as of December 31, 2024 and 2023, respectively	1,505,894	1,758,558
Oak Street Funding LLC Term Loan for the acquisition of ABC, variable interest of Prime Rate plus 2.0%, maturing September 2029, net of deferred financing costs of $29,169 and $35,649 as of December 31, 2024 and 2023, respectively	2,514,031	2,899,409
Oak Street Funding LLC Term Loan, variable interest of Prime Rate plus 2.5%, maturing May 2032, for the acquisition of Barra, net of deferred financing costs of $155,337 and $176,762 as of December 31, 2024 and December 31, 2023, respectively	5,633,564	6,089,580
	11,060,319	12,417,737
Less: current portion	(1,591,919)	(1,390,766)
Long-term debt	$9,468,400	$11,026,971

SCHEDULE OF CUMULATIVE MATURITIES OF LONG -TERM LOANS AND CREDIT FACILITIES

Years Ending December 31,	Maturities of Long-Term Debt
2025 (remaining three months)	$143,621
2026	610,662
2027	675,536
2028	746,153
2029	826,570
Thereafter	2,377,962
Total	5,380,504
Less: debt issuance costs	(139,267)
Total	$5,241,237

Aggregated cumulative maturities of long-term obligations (including the Term Loan and the Facility), excluding deferred financing costs, as of December 31, 2024 are:

Fiscal year ending December 31,	Maturities of Long-Term Debt
2025	$1,591,919
2026	1,755,061
2027	1,934,939
2028	2,096,550
2029	1,537,789
Thereafter	2,377,961
Total	11,294,219
Less debt issuance costs	(233,900)
Total	$11,060,319